Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 10,093,100	¥ 8,313,016
Liabilities	11,472,444	9,303,258
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,295,916,743	1,908,888,898
Assets	9,199,972	7,539,188
Liabilities	8,620,848	6,765,135
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,973,420,607	1,647,024,810
Assets	4,278,860	4,459,310
Liabilities	5,010,756	4,876,544
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	98,653,216	89,708,676
Assets	38,078	21,022
Liabilities	40,166	18,155
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	158,104,302	127,145,993
Assets	29,858	18,358
Liabilities	17,581	22,843
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	48,904,376	39,526,819
Assets	14,417	258
Liabilities	8,297	1,918
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,355,709,280	1,105,571,439
Assets	3,319,167	3,624,648
Liabilities	3,578,134	3,542,617
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	312,049,433	285,071,883
Assets	877,340	795,024
Liabilities	1,366,578	1,291,011
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	315,106,852	255,610,108
Assets	4,792,354	2,888,987
Liabilities	3,494,996	1,827,299
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	47,899	12,976
Assets
Liabilities	2,160	94
Trading [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	146,585,047	119,480,108
Assets	1,690,794	935,964
Liabilities	1,591,981	1,103,594
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	148,252,146	123,676,347
Assets	2,858,275	1,754,071
Liabilities	1,543,672	479,671
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,221,760	12,440,677
Assets	243,285	198,952
Liabilities	357,183	243,940
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,628,133	2,729,785
Assets	67,937	161,801
Liabilities	45,616	22,092
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,113,484	1,882,834
Assets	55,834	28,003
Liabilities	31,025	10,533
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	253,138	332,227
Assets	6,185	5,406
Liabilities	10,003	8,462
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	26,803	250,439
Assets	563	119,372
Liabilities	796	180
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	64,321	36,576
Assets	964	694
Liabilities	2,259	225
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	170,387	227,709
Assets	4,391	8,326
Liabilities	1,533	2,692
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	276,602	175,113
Assets	34,909	5,652
Liabilities	33,753	4,384
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	126,273	85,473
Assets	10,815	1,807
Liabilities	9,371	1,796
Trading [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	142,213	84,608
Assets	24,094	3,771
Liabilities	23,582	2,525
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,116	5,032
Assets		74
Liabilities	800	63
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	4,484,549	3,349,082
Assets	25,912	23,438
Liabilities	35,727	34,816
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	103,019,620	104,751,735
Assets	893,128	773,828
Liabilities	2,851,596	2,538,123
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	82,693,098	82,319,161
Assets	726,570	610,989
Liabilities	926,053	904,337
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,403,589	10,784,613
Assets		979
Liabilities	1,594	11,420
Risk management [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	80,003,146	71,326,701
Assets	725,860	610,010
Liabilities	885,290	857,991
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	286,363	207,847
Assets	710
Liabilities	39,169	34,926
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,326,522	22,432,574
Assets	166,558	162,839
Liabilities	1,925,543	1,633,786
Risk management [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,349,254	8,511,080
Assets	80,718	57,888
Liabilities	311,523	153,892
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,977,268	13,921,494
Assets	85,840	104,951
Liabilities	1,614,020	¥ 1,479,894
Risk management [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities